CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (FY) - USD ($) $ in Thousands	Preferred Stock [Member] Series B Preferred [Member]	Preferred Stock [Member] Series A Preferred [Member]	Preferred Stock [Member] Series Seed Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]		Additional Paid-in Capital [Member] Previously Reported [Member]	Accumulated Deficit [Member]		Total
Beginning balance at Dec. 31, 2019	$ 0	$ 5	$ 7	$ 15		$ 8,551			$ (5,877)		$ 2,701
Balance (in shares) at Dec. 31, 2019	0	5,089,000	6,912,000	14,614,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 0	$ 0	$ 0	$ 0		179			0		179
Stock-based compensation (in shares)	0	0	0	0
Exercise of stock options	$ 0	$ 0	$ 0	$ 0		12			0		12
Exercise of stock options (in shares)	0	0	0	33,000
Redemption of common stock	$ 0	$ 0	$ 0	$ (1)		(3,267)			0		(3,268)
Redemption of common stock (in shares)	0	0	0	(1,447,000)
Issuance of stock	$ 5	$ 0	$ 0	$ 0		11,495			0		11,500
Issuance of stock (in shares)	4,584,000	0	0	0
Net loss	$ 0	$ 0	$ 0	$ 0		0			(1,598)		(1,598)
Ending balance at Dec. 31, 2020	$ 5	$ 5	$ 7	$ 2	$ 14	16,999		$ 16,970	(7,475)		9,526
Balance (in shares) at Dec. 31, 2020	4,584,000	5,089,000	6,912,000	13,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)				67,535
Issuance of stock						50					50
Issuance of stock (in shares)				39,762
Net loss									(2,572)		(2,572)
Ending balance at Jun. 30, 2021				$ 2		17,286			(10,047)		7,241
Beginning balance at Dec. 31, 2020	$ 5	$ 5	$ 7	$ 2	14	16,999		16,970	(7,475)		9,526
Balance (in shares) at Dec. 31, 2020	4,584,000	5,089,000	6,912,000	13,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 0	$ 0	$ 0	$ 0		595			0		595
Stock-based compensation (in shares)	0	0	0	114,000
Exercise of stock options	$ 0	$ 0	$ 0	$ 0		38			0		38
Exercise of stock options (in shares)	0	0	0	160,000
Issuance of stock	$ 0	$ 0	$ 0	$ 0		50			0		50
Issuance of stock (in shares)	0	0	0	67,000
Net loss	$ 0	$ 0	$ 0	$ 0		0			(5,750)		(5,750)
Ending balance at Dec. 31, 2021	$ 5	$ 5	$ 7	$ 2	$ 14	17,682	[1]	$ 17,653	(13,225)	[1]	4,459	[1]
Balance (in shares) at Dec. 31, 2021	4,584,000	5,089,000	6,912,000	13,541,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options						82					82
Exercise of stock options (in shares)				334,418
Net loss									(5,476)		(5,476)
Ending balance at Jun. 30, 2022											3,127
Beginning balance at Mar. 31, 2022				$ 3		$ 21,825			$ (18,701)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(2,611)
Ending balance at Jun. 30, 2022											$ 3,127

[1]	Derived from audited consolidated financial statements